Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
The Hartford Emerging Markets Local Debt Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Emerging Markets Local Debt Fund Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and income.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 126 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 162 of the Fund’s statement of additional information. In addition, descriptions of any financial intermediary specific sales load waivers and/or discounts are reproduced in Appendix A to the statutory prospectus based on information provided by the financial intermediaries. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class F shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	151.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction.

Expenses Deferred Charges	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	“Total other expenses” for all classes, except Class T, have been restated to reflect current transfer agency fees. "Total other expenses" for Class T shares are based on estimated amounts.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its assets in local currency-denominated emerging markets debt securities, as well as forwards and other derivative instruments that provide market exposure to such securities. Local currencies are the currencies of the markets where the Fund’s investments are located. The Fund will invest primarily in these non-U.S. dollar currencies. Emerging markets are (a) those markets represented in any of the following three indices: JP Morgan GBI Emerging Markets Global Diversified Index, JP Morgan EMBI Global Diversified Index, or JP Morgan CEMBI Broad Diversified Index; or (b) any market not included in the International Monetary Fund’s list of Advanced Countries as of the most recent year end period. The Fund will invest in both investment grade and non-investment grade debt securities (also referred to as “junk bonds”) from emerging markets. The Fund may invest in debt issued by sovereign, quasi-sovereign agency, supranational, and sub-national government issuers; corporate debt securities and loan participation securities; credit- and index-linked derivatives; global depositary notes (“GDNs”); inflation protected securities; as well as other debt securities, both fixed- and floating-rate. The Fund may buy and sell exchange-traded and over-the-counter derivative instruments, including bond futures; currency, interest rate, total rate of return, and credit default swaps; forward rate agreements; currency, bond, and swap options; deliverable and non-deliverable currency forward contracts; and other derivative instruments to enhance portfolio management efficiency, and may hold outright short positions in these instruments for hedging purposes and otherwise in pursuit of the Fund’s investment objective. The Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers. The Fund may trade securities actively and may invest in debt securities of any maturity or duration. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Interest Rate Risk −The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the U.S. are near historic lows.

Credit Risk −Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer's financial strength, credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Sovereign Debt Risk −Investments in sovereign debt are subject to the risk that the issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or economic region, levels of foreign debt or foreign currency exchange rates.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Call Risk −Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Derivatives Risk −Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Leverage Risk −Certain transactions, such as the use of derivatives, may give rise to leverage. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Forward Currency Contracts Risk −A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. Gains from foreign currency contracts are typically taxable as ordinary income and may significantly increase an investor's tax liability.

Swaps Risk −A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

High Yield Investments Risk −High yield investments rated below investment grade (also referred to as "junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Liquidity Risk −The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.

Non-Diversification Risk −The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a "diversified" fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Volatility Risk −The Fund's investments may fluctuate in value over a short period of time. This may cause the Fund's net asset value per share to experience significant changes in value over short periods of time.

Inflation-Protected Securities Risk −The value of inflation-protected securities generally fluctuates in response to changes in real interest rates (stated interest rates adjusted to factor in inflation). In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The market for inflation-protected securities may be less developed or liquid, and more volatile, than certain other securities markets.

Counterparty Risk −The risk that the counterparty in a transaction by the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Rule 144A Securities Risk −Rule 144A securities are subject to the risk that they may be difficult to sell at the time and price the Fund prefers.

Securities Lending Risk −The Fund may seek to earn additional income by engaging in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Active Trading Risk −Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value ("NAV") and liquidity. Similarly, large Fund share purchases may adversely affect a Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•    Assume reinvestment of all dividends and distributions

•    Would be lower if the Fund's operating expenses had not been limited.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•    Shows how the Fund's total return has varied from year to year

•    Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•    Shows the returns of the Fund's Class A shares. Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 9.36% (1st quarter, 2016) Lowest -11.19% (3rd quarter, 2015)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

As of December 31, 2017, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund's Class I shares. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2017 (including sales charges)
The Hartford Emerging Markets Local Debt Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.37%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.26%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Year 1	rr_ExpenseExampleYear01	573
Year 3	rr_ExpenseExampleYear03	876
Year 5	rr_ExpenseExampleYear05	1,202
Year 10	rr_ExpenseExampleYear10	2,121
Year 1	rr_ExpenseExampleNoRedemptionYear01	573
Year 3	rr_ExpenseExampleNoRedemptionYear03	876
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,202
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,121
2012	rr_AnnualReturn2012	22.13%
2013	rr_AnnualReturn2013	(7.66%)
2014	rr_AnnualReturn2014	(5.45%)
2015	rr_AnnualReturn2015	(14.66%)
2016	rr_AnnualReturn2016	9.41%
2017	rr_AnnualReturn2017	16.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.19%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.27%
5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
The Hartford Emerging Markets Local Debt Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.37%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.26%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Year 1	rr_ExpenseExampleYear01	375
Year 3	rr_ExpenseExampleYear03	685
Year 5	rr_ExpenseExampleYear05	1,017
Year 10	rr_ExpenseExampleYear10	1,956
Year 1	rr_ExpenseExampleNoRedemptionYear01	375
Year 3	rr_ExpenseExampleNoRedemptionYear03	685
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,017
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,956
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Years	rr_AverageAnnualReturnYear05	(1.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
The Hartford Emerging Markets Local Debt Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.42%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.28%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.01%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 304
Year 3	rr_ExpenseExampleYear03	687
Year 5	rr_ExpenseExampleYear05	1,196
Year 10	rr_ExpenseExampleYear10	2,595
Year 1	rr_ExpenseExampleNoRedemptionYear01	204
Year 3	rr_ExpenseExampleNoRedemptionYear03	687
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,196
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,595
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.70%
5 Years	rr_AverageAnnualReturnYear05	(1.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
The Hartford Emerging Markets Local Debt Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.01%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 103
Year 3	rr_ExpenseExampleYear03	345
Year 5	rr_ExpenseExampleYear05	606
Year 10	rr_ExpenseExampleYear10	1,353
Year 1	rr_ExpenseExampleNoRedemptionYear01	103
Year 3	rr_ExpenseExampleNoRedemptionYear03	345
Year 5	rr_ExpenseExampleNoRedemptionYear05	606
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,353
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.88%
5 Years	rr_AverageAnnualReturnYear05	(0.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
The Hartford Emerging Markets Local Debt Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total other expenses	rr_OtherExpensesOverAssets	0.41%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.20%
Other expenses	rr_Component2OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.56%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 159
Year 3	rr_ExpenseExampleYear03	537
Year 5	rr_ExpenseExampleYear05	940
Year 10	rr_ExpenseExampleYear10	2,067
Year 1	rr_ExpenseExampleNoRedemptionYear01	159
Year 3	rr_ExpenseExampleNoRedemptionYear03	537
Year 5	rr_ExpenseExampleNoRedemptionYear05	940
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,067
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.48%
5 Years	rr_AverageAnnualReturnYear05	(1.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
The Hartford Emerging Markets Local Debt Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_Component2OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.26%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 128
Year 3	rr_ExpenseExampleYear03	444
Year 5	rr_ExpenseExampleYear05	783
Year 10	rr_ExpenseExampleYear10	1,739
Year 1	rr_ExpenseExampleNoRedemptionYear01	128
Year 3	rr_ExpenseExampleNoRedemptionYear03	444
Year 5	rr_ExpenseExampleNoRedemptionYear05	783
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,739
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.59%
5 Years	rr_AverageAnnualReturnYear05	(1.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
The Hartford Emerging Markets Local Debt Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_Component2OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.96%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 98
Year 3	rr_ExpenseExampleYear03	351
Year 5	rr_ExpenseExampleYear05	623
Year 10	rr_ExpenseExampleYear10	1,402
Year 1	rr_ExpenseExampleNoRedemptionYear01	98
Year 3	rr_ExpenseExampleNoRedemptionYear03	351
Year 5	rr_ExpenseExampleNoRedemptionYear05	623
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,402
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.80%
5 Years	rr_AverageAnnualReturnYear05	(0.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
The Hartford Emerging Markets Local Debt Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.91%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 93
Year 3	rr_ExpenseExampleYear03	329
Year 5	rr_ExpenseExampleYear05	583
Year 10	rr_ExpenseExampleYear10	1,313
Year 1	rr_ExpenseExampleNoRedemptionYear01	93
Year 3	rr_ExpenseExampleNoRedemptionYear03	329
Year 5	rr_ExpenseExampleNoRedemptionYear05	583
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,313
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
The Hartford Emerging Markets Local Debt Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.91%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Year 1	rr_ExpenseExampleYear01	$ 93
Year 3	rr_ExpenseExampleYear03	322
Year 5	rr_ExpenseExampleYear05	570
Year 10	rr_ExpenseExampleYear10	1,281
Year 1	rr_ExpenseExampleNoRedemptionYear01	93
Year 3	rr_ExpenseExampleNoRedemptionYear03	322
Year 5	rr_ExpenseExampleNoRedemptionYear05	570
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,281
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class F - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.97%
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
The Hartford Emerging Markets Local Debt Fund | After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distribution
1 Year	rr_AverageAnnualReturnYear01	0.78%
5 Years	rr_AverageAnnualReturnYear05	(4.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
The Hartford Emerging Markets Local Debt Fund | After Taxes on Distributions and Sales | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	(2.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
The Hartford Emerging Markets Local Debt Fund | JP Morgan GBI Emerging Markets Global Diversified Index
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	"Total other expenses" for all classes, except Class T, have been restated to reflect current transfer agency fees. "Total other expenses" for Class T shares are based on estimated amounts.
[3]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Total other expenses."
[4]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.25% (Class A), 1.25% (Class T), 2.00% (Class C), 1.00% (Class I), 1.55% (Class R3), 1.25% (Class R4), 0.95% (Class R5), 0.90% (Class Y) and 0.90% (Class F). This contractual arrangement will remain in effect until February 28, 2019 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.